Taxation - Disclosure of Taxation (Expense)/Credit (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Major components of tax (expense) income
Prior year tax	R 0	R 0	R 10
Total taxation (expense)/credit	(3,082)	(1,723)	R 46
Deferred tax assets	R 140	R 189
Assessed loss limitation	80.00%	80.00%
Mponeng [Member]
Major components of tax (expense) income
Deferred Tax Rate	8.10%	17.70%	12.80%
Freegold
Major components of tax (expense) income
Deferred Tax Rate	12.60%	11.40%	7.00%
Moab Khotsong
Major components of tax (expense) income
Deferred Tax Rate	19.00%	16.70%	14.70%
Randfontein
Major components of tax (expense) income
Deferred Tax Rate	12.30%	10.50%	8.70%
Kalgold
Major components of tax (expense) income
Deferred Tax Rate	21.50%	17.10%	18.70%
Chemwes Proprietary Limited
Major components of tax (expense) income
Deferred Tax Rate	18.10%	11.00%	12.50%
Temporary Differences Excluding Hedge Accounted Derivatives [Member] | Mponeng [Member]
Major components of tax (expense) income
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	R (379)	R 144	R 37
Temporary Differences Excluding Hedge Accounted Derivatives [Member] | Other legal entities
Major components of tax (expense) income
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	239	444	(423)
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax [Member]
Major components of tax (expense) income
Deferred tax expense (income) relating to origination and reversal of temporary differences	74	169	86
Deferred tax assets	2,623	3,761
Unused tax losses [member]
Major components of tax (expense) income
Deferred tax assets	1,922	1,925
Property, plant and equipment [member]
Major components of tax (expense) income
Deferred tax expense (income) relating to origination and reversal of temporary differences	510	377	101
Assessed Loss Related To Temporary Differences, Deferred Tax
Major components of tax (expense) income
Deferred tax expense (income) relating to origination and reversal of temporary differences	120	9	8
South Africa
Major components of tax (expense) income
Deferred tax (expense) income	(666)	(1,080)	353
Deferred tax - current year	R (666)	R (1,080)	R 353
Revenue exempt from taxation (as a percent)	5.00%	5.00%	5.00%
Australian entities and PNG operation
Major components of tax (expense) income
Applicable taxation rate	30.00%	30.00%	30.00%
Mining Products | Parent [member]
Major components of tax (expense) income
Current year tax	R (144)	R 0	R 0
Mining Products | Mponeng [Member]
Major components of tax (expense) income
Current year tax	(1,129)	(272)	0
Mining Products | Freegold
Major components of tax (expense) income
Current year tax	(235)	0	0
Mining Products | Moab Khotsong
Major components of tax (expense) income
Current year tax	(539)	(263)	(130)
Mining Products | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	(2,309)	(631)	(182)
Current year tax	(2,313)	(633)	(194)
Prior year tax	R 4	R 2	R 12
Applicable taxation rate	33.00%	33.00%	34.00%
Non-Mining Services | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	R (107)	R (12)	R (125)
Current year tax	(107)	(6)	(121)
Prior year tax	R 0	R (6)	R (4)
Applicable taxation rate	27.00%	27.00%	28.00%